CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Losses [Member]	(Accumulated Losses) Retained Earnings [Member]	Noncontrolling Interests [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 2,509,044	$ 15,956	$ (5)	$ 3,088,768	$ (29,034)	$ (566,641)
BEGINNING BALANCE (in shares) at Dec. 31, 2009		1,595,617,550	(471,567)
Net income (loss) for the year	(10,525)					(10,525)
Foreign currency translation adjustment	32				32
Change in fair value of interest rate swap agreements	17,657				17,657
Share-based compensation (Note 16)	6,045			6,045
Shares issued upon restricted shares vested (Note 14) (in shares)		1,254,920
Shares issued upon restricted shares vested (Note 14)		12		(12)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		8,785,641	(8,785,641)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		88	(88)
Issuance of shares for restricted shares vested (Note 14) (in shares)			43,737
Issuance of shares for restricted shares vested (Note 14)			1	(1)
Exercise of share options (Note 14) (in shares)			804,285
Exercise of share options (Note 14)	938		8	930
ENDING BALANCE at Dec. 31, 2010	2,523,191	16,056	(84)	3,095,730	(11,345)	(577,166)
ENDING BALANCE (in shares) at Dec. 31, 2010		1,605,658,111	(8,409,186)
Net income (loss) for the year	288,844					294,656	(5,812)
Foreign currency translation adjustment	(149)				(149)
Change in fair value of interest rate swap agreements	6,111				6,111
Change in fair value of forward exchange rate contracts	39				39
Reclassification to earnings upon discontinuance of hedge accounting (Note 10)	4,310				4,310
Acquisition of assets and liabilities (Note 22(a))	237,309						237,309
Share-based compensation (Note 16)	8,624			8,624
Shares issued upon restricted shares vested (Note 14) (in shares)		310,575
Shares issued upon restricted shares vested (Note 14)		3		(3)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		6,920,386	(6,920,386)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		69	(69)
Issuance of shares for restricted shares vested (Note 14) (in shares)			941,648
Issuance of shares for restricted shares vested (Note 14)			9	(9)
Exercise of share options (Note 14) (in shares)			3,835,596
Exercise of share options (Note 14)	3,950		38	3,912
Issuance of shares for conversion of shareholders' loans (Note 14) (in shares)		40,211,930
Issuance of shares for conversion of shareholders' loans (Note 14)	115,423	403		115,020
ENDING BALANCE at Dec. 31, 2011	3,187,652	16,531	(106)	3,223,274	(1,034)	(282,510)	231,497
ENDING BALANCE (in shares) at Dec. 31, 2011		1,653,101,002	(10,552,328)
Net income (loss) for the year	398,672					417,203	(18,531)
Capital contributions from noncontrolling shareholder	140,000						140,000
Foreign currency translation adjustment	7				16		(9)
Change in fair value of forward exchange rate contracts	99				99
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)				(138)
Acquisition of assets and liabilities (Note 22(a))	1,860						1,860
Share-based compensation (Note 16)	8,973			8,973
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)		4,958,293	(4,958,293)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)		50	(50)
Issuance of shares for restricted shares vested (Note 14) (in shares)			1,276,634
Issuance of shares for restricted shares vested (Note 14)			13	(13)
Cancellation of vested restricted shares (in shares)			(6)
Cancellation of vested restricted shares			0
Exercise of share options (Note 14) (in shares)			2,966,955
Exercise of share options (Note 14)	3,631		30	3,601
ENDING BALANCE at Dec. 31, 2012	$ 3,740,756	$ 16,581	$ (113)	$ 3,235,835	$ (1,057)	$ 134,693	$ 354,817
ENDING BALANCE (in shares) at Dec. 31, 2012		1,658,059,295	(11,267,038)